NOTE RECEIVABLE	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
NOTE RECEIVABLE

10. NOTE RECEIVABLE

On April 28, 2023, the Company completed the sale of Stand Best Creation Limited and its subsidiaries, Hengda and Hengdali, to New Stonehenge Limited for a total of RMB 58,744,000 (equivalent to USD $8,500,000). New Stonehenge Limited has agreed to make the payment in four equal installments on a date that falls 48 months after the effective date of the transaction, with an annual interest rate of 5%. For the six months ended June 30, 2023, the Company record interest income of RMB 491,000.